Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2025-05-20	12 Months Ended
Dec. 31, 2024 USD ($)
Erroneously Awarded Compensation Recovery
Restatement Determination Date	May 20, 2025
Aggregate Erroneous Compensation Amount	$ 195,282
Erroneous Compensation Analysis	The erroneously awarded compensation with respect to the 2024 cash bonuses was paid to the Covered Officers in cash, net of tax withholding, in March 2025. The Compensation Committee has determined to recover the full gross amount of such erroneously awarded compensation from the Covered Officers in accordance with the New Clawback Policy during 2025. Since all erroneously awarded compensation was paid to the Covered Officers after December 31, 2024, no erroneously awarded compensation was outstanding as of December 31, 2024.
Outstanding Aggregate Erroneous Compensation Amount	$ 0
Aggregate Erroneous Compensation Not Yet Determined	Furthermore, there is no amount of erroneously awarded compensation that has not yet been determined or is outstanding for 180 days or longer since the date that the Company determined the amount owed by each Covered Officer.
Compensation Amount	$ 0
Restatement does not require Recovery	The Company did not award any

VICC program bonuses to its officers in 2023 since the performance thresholds were not achieved during 2023. Consequently, the Company has determined that the 2023/2024 Restatements did not result in the recoupment of any 2023 incentive compensation under the New Clawback Policy.